Cover	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2020
Entity Registrant Name	PACIFIC MERCANTILE BANCORP
Entity Incorporation State	CA
Entity File Number	0-30777
Entity Tax Identification Number	33-0898238
Entity Address, Street Address	949 South Coast Drive
Entity Address, City	Costa Mesa
Entity Address, State	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	438-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, without par value
Trading Symbol(s)	PMBC
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001109546
Amendment Flag	false